SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED PAYMENT [Abstract]
Summary of Share Option Activity and Related Information

Share options granted to employees and directors

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$'000

Outstanding, January 1, 2015	43,139,120	2.64	1.19	4.4
Granted	200,000	2.55	1.07
Forfeited	(6,000)	0.20	0.38
Exercised	(5,274,480)	0.30	0.34
Outstanding, December 31, 2015	38,058,640	0.90	1.24	3.33	42,285
Vested and expected to vest at December 31, 2015	37,675,960	0.91	1.53	3.31	41,593
Exercisable at December 31, 2015	9,109,351	0.57	1.02	4.04	13,103

Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted
	For the years ended December 31
	2013	2014	2015

Expected volatility	49.86%	50.39%~54.38%	51.96%~56.23%
Risk-free interest rate	2.60%	0.65%~1.64%	1.06%~1.64%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%~5.00%	0.00%
Suboptimal early exercise factor	2.2	2.2~2.8	2.8

Schedule of Share-Based Compensation Expenses Relating to Options Granted
	For the year ended December 31, 2013
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	113	-	113	18
Sales and marketing	390	-	390	63
General and administrative	6,178	-	6,178	996
Service development expenses	880	-	880	142

	7,561	-	7,561	1,219

	For the year ended December 31, 2014
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	1,478	-	1,478	238
Sales and marketing	6,619	-	6,619	1,067
General and administrative	62,984	7,786	70,770	11,406
Service development expenses	11,055	-	11,055	1,782

	82,136	7,786	89,922	14,493

	For the year ended December 31, 2015
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	3,052	-	3,052	471
Sales and marketing	13,771	-	13,771	2,126
General and administrative	109,940	9,062	119,002	18,371
Service development expenses	22,804	-	22,804	3,520

	149,567	9,062	158,629	24,488